Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Related Parties
RELATED PARTIES
Corporate Allocations
General and administrative affiliate costs include amounts allocated from SunEdison for general corporate overhead costs attributable to the operations of the Predecessor through the completion of the IPO on July 23, 2014. Subsequent to the completion of the IPO, general and administrative affiliate costs represent costs incurred by SunEdison for services provided pursuant to the management services agreement (the "MSA"). General and administrative affiliate costs were $8.8 million during the nine months ended September 30, 2014 and were $3.6 million during the nine months ended September 30, 2013. The general corporate overhead expenses incurred by SunEdison included costs from certain corporate and shared services functions provided by SunEdison. The amounts reflected included (i) charges that were incurred by SunEdison that were specifically identified as being attributable to the Predecessor and (ii) an allocation of applicable remaining general corporate overhead costs based on the proportional level of effort attributable to the operation of the Company’s solar energy systems. These costs include legal, accounting, tax, treasury, information technology, insurance, employee benefit costs, communications, human resources, and procurement. Corporate costs that were specifically identifiable to a particular operation of SunEdison were allocated to that operation, including the Predecessor. Where specific identification of charges to a particular operation of SunEdison was not practicable, an allocation was applied to all remaining general corporate overhead costs. The allocation methodology for all remaining corporate overhead costs was based on management’s estimate of the proportional level of effort devoted by corporate resources that is attributable to each of the Company’s operations. The cost allocations were determined on a basis considered to be a reasonable reflection of all costs of doing business by the Predecessor. The amounts that would have been or will be incurred on a stand-alone basis could differ from the amounts allocated due to economies of scale, management judgment, or other factors.
Management Services Agreement
Immediately prior to the completion of the IPO on July 23, 2014, Terra LLC and Terra Operating LLC entered into the MSA with SunEdison. Pursuant to the MSA, SunEdison agreed to provide or arrange for other service providers to provide management and administrative services including legal, accounting, tax, treasury, information technology, insurance, employee benefit costs, communications, human resources, and procurement to the Company and its subsidiaries. As consideration for the services provided, the Company will pay SunEdison a base management fee as follows: (1) no fee for the remainder of 2014, (ii) 2.5% of the Company's cash available for distribution in 2015, 2016, and 2017 (not to exceed $4.0 million in 2015, $7.0 million in 2016 or $9.0 million in 2017), and (iii) an amount equal to SunEdison's or other service provider's actual cost in 2018 and thereafter.
There was no cash consideration paid to SunEdison for these services for the period from July 24, 2014 through September 30, 2014. Total actual costs for these services during the period from July 24, 2014 to September 30, 2014 of $5.1 million is reflected in the consolidated statement of operations as affiliate costs and have been treated as an equity contribution from SunEdison.
Interest Payment Agreement
Immediately prior to the completion of the IPO on July 23, 2014, Terra LLC and Terra Operating LLC entered into an interest payment agreement (the "Interest Payment Agreement") with SunEdison and its wholly owned subsidiary, SunEdison Holdings Corporation, pursuant to which SunEdison has agreed to pay all of the scheduled interest on the Term Loan through the third anniversary of Terra LLC and Terra Operating LLC entering into the Term Loan, up to an aggregate of $48.0 million over such period (plus any interest due on any payment not remitted when due). SunEdison will not be obligated to pay any amounts payable under the Term Loan in connection with an acceleration of the indebtedness thereunder. Any amounts payable by SunEdison under the Interest Payment Agreement that are not remitted when due will remain due (whether on demand or otherwise) and interest will accrue on such overdue amounts at a rate per annum equal to the interest rate then applicable under the Term Loan. In addition, Terra LLC will be entitled to set off any amounts owing by SunEdison pursuant to the Interest Payment Agreement against any and all sums owed by Terra LLC to SunEdison under the distribution provisions of the amended and restated operating agreement of Terra LLC, and Terra LLC may pay such amounts to Terra Operating LLC. Interest expense incurred under the term loan will be reflected in the consolidated statement of operations and the reimbursement for such costs will be treated as an equity contribution in additional paid-in capital from SunEdison. During the period from July 24, 2014 to September 30, 2014, the Company received $1.5 million million equity contribution from SunEdison pursuant to the Interest Payment Agreement. There were no amounts outstanding as of September 30, 2014.
Incentive Revenue
Certain Solar Renewable Energy Certificates (SRECs) are sold to SunEdison under contractual arrangements at fixed prices. Revenue from the sale of SRECs to affiliates was $774 during the nine months ended September 30, 2014 and $746 during the same period in 2013.
Operations and Maintenance
Operations and maintenance services are provided to the Company by affiliates of SunEdison pursuant to contractual agreements. Costs incurred for these services were $3,911 for the nine months ended September 30, 2014 and $478 during the same period in 2013, and are reported as cost of operations-affiliates in the consolidated statements of operations.
SunEdison and Affiliates
Certain of the Company's expenses and capital expenditures related to construction in process are paid by affiliates of SunEdison and are reimbursed by the Company to the same, or other affiliates of SunEdison. As of September 30, 2014 and December 31, 2013, the Company owed SunEdison and affiliates $1,507 and $82,051, respectively.
Incentive Distribution Rights
Incentive Distribution Rights ("IDRs") represent the right to receive increasing percentages (15.0%, 25.0% and 50.0%) of Terra LLC’s quarterly distributions after the Class A Units, Class B Units, and Class B1 Units of Terra LLC have received quarterly distributions in an amount equal to $0.2257 per unit (the "Minimum Quarterly Distribution") and the target distribution levels have been achieved. Upon the completion of the IPO, SunEdison holds 100% of the IDRs.
Initial IDR Structure
If for any quarter:

•
Terra LLC has made cash distributions to the holders of its Class A units, Class B1 units and, subject to the Distribution Forbearance Provisions, Class B units in an amount equal to the Minimum Quarterly Distribution; and

•	Terra LLC has distributed cash to holders of Class A units and holders of Class B1 units in an amount necessary to eliminate any arrearages in payment of the Minimum Quarterly Distribution;

then Terra LLC will make additional cash distributions for that quarter among holders of its Class A units, Class B units, Class B1 units and the IDRs in the following manner:

•
first, to all holders of Class A units, Class B1 units and, subject to the Distribution Forbearance Provisions, Class B units, pro rata, until each holder receives a total of $0.3386 per unit for that quarter (the “First Target Distribution”) (150.0% of the Minimum Quarterly Distribution);

•
second, 85.0% to all holders of Class A units, Class B1 units and, subject to the Distribution Forbearance Provisions, Class B units, pro rata, and 15.0% to the holders of the IDRs, until each holder of Class A units, Class B1 units and, subject to the Distribution Forbearance Provisions, Class B units receives a total of $0.3950 per unit for that quarter (the “Second Target Distribution”) (175.0% of the Minimum Quarterly Distribution);

•
third, 75.0% to all holders of Class A units, Class B1 units and, subject to the Distribution Forbearance Provisions, Class B units, pro rata, and 25.0% to the holders of the IDRs, until each holder of Class A units, Class B1 units and, subject to the Distribution Forbearance Provisions, Class B units receives a total of $0.4514 per unit for that quarter (the “Third Target Distribution”) (200.0% of the Minimum Quarterly Distribution); and

•	thereafter, 50.0% to all holders of Class A units, Class B1 units and, subject to the Distribution Forbearance Provisions, Class B units, pro rata, and 50.0% to the holders of the IDRs.

Predecessor
Related Party Transaction [Line Items]
Related Parties
RELATED PARTIES
Corporate Allocations
Amounts were allocated from our Parent for general corporate overhead costs attributable to the operations of the Predecessor. These amounts were $5,158 and $4,425 for the years ended December 31, 2013 and 2012, respectively. The general corporate overhead expenses incurred by the Parent include costs from certain corporate and shared services functions provided by the Parent. The amounts reflected include (i) charges that were incurred by the Parent that were specifically identified as being attributable to the Predecessor and (ii) an allocation of applicable remaining general corporate overhead costs based on the proportional level of effort attributable to the operation of TerraForm Power’s solar energy systems. These costs include legal, accounting, tax, treasury, information technology, insurance, employee benefit costs, communications, human resources, and procurement. Corporate costs that were specifically identifiable to a particular operation of the Parent have been allocated to that operation, including the Predecessor. Where specific identification of charges to a particular operation of the Parent was not practicable, an allocation was applied to all remaining general corporate overhead costs. The allocation methodology for all remaining corporate overhead costs is based on management’s estimate of the proportional level of effort devoted by corporate resources that is attributable to each of TerraForm Power’s operations. The cost allocations have been determined on a basis considered to be a reasonable reflection of all costs of doing business by the Predecessor. The amounts that would have been or will be incurred on a stand-alone basis could differ from the amounts allocated due to economies of scale, management judgment, or other factors.
Incentive Revenue
Certain SRECs are sold to our parent under contractual arrangements at fixed prices. Revenue from the sale of SRECs to affiliates was $933 and $1,571 during the years ended December 31, 2013 and 2012, respectively.
Operations and Maintenance
Operations and maintenance services are provided to TerraForm Power by affiliates of the Parent pursuant to contractual agreements. Costs incurred for these services were $911 and $680 for the years ended December 31, 2013 and 2012, respectively, and were reported as cost of operations in the combined consolidated statements of operations.
Parent and Affiliates
Certain of our expenses are paid by affiliates of the Parent and are reimbursed by the Company to the same, or other affiliates of the Parent. As of December 31, 2013 and 2012, the Company owed its Parent and affiliates $82,051 and $5,988, respectively.